                                United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Form N-CSR
                       Certified Shareholder Report of
                 Registered Management Investment Companies

                                  811-6447

                    (Investment Company Act File Number)

                   Federated Fixed Income Securities, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 9/30/06

             Date of Reporting Period: Six months ended 3/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,					Period Ended
	3/31/2006		2005 [2]	2004	2003	2002		9/30/2001	[3]
Net Asset Value, Beginning of Period	$10.05		$10.10	$10.15	$10.10	$10.05		$10.00
Income From Investment Operations:
Net investment income	0.13		0.19	0.13	0.15	0.20	[4]	0.40
Net realized and unrealized gain (loss) on investments	(0.02)		(0.05)	(0.05)	0.05	0.05	[4]	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.14	0.08	0.20	0.25		0.45
Less Distributions:
Distributions from net investment income	(0.13)		(0.19)	(0.13)	(0.15)	(0.20)		(0.40)
Net Asset Value, End of Period	$10.03		$10.05	$10.10	$10.15	$10.10		$10.05
Total Return [5]	1.11%		1.42%	0.75%	1.97%	2.56%		4.31%

Ratios to Average Net Assets:
Net expenses	0.80	% [6]	0.80%	0.80%	0.80%	0.78%		0.45	% [6]
Net investment income	2.58	% [6]	1.86%	1.23%	1.39%	1.98	% [4]	3.47	% [6]
Expense waiver/reimbursement [7]	0.48	% [6]	0.44%	0.44%	0.43%	0.48%		1.23	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$135,178		$230,669	$341,469	$498,387	$327,396		$115,016
Portfolio turnover	23%		55%	69%	49%	32%		13%

1 Per share date has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 26, 2005.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

4 Effective October 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,011.10	$4.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.94	$4.03

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At March 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Bank Enhanced	19.8%
General Obligation--Local	11.6%
Hospital	10.1%
Insured	9.9%
Resource Recovery	9.4%
Special Tax	8.8%
IDB/PCR	8.6%
Electric and Gas	6.4%
Public Power	3.9%
Senior Care	3.3%
Other [2]	4.2%
Other Assets and Liabilities--Net [3]	4.0%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--58.0%
		Alabama--1.0%
$1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	$1,091,727
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	511,070
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	652,412
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,008,120
		TOTAL	3,263,329
		Arizona--1.2%
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	990,550
3,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,959,680
		TOTAL	3,950,230
		Arkansas--0.8%
1,725,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2006	1,722,826
980,000		Little Rock, AR Health Facilities Board, Health Care Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	986,341
		TOTAL	2,709,167
		California--3.2%
7,500,000		California PCFA, (Series 1986B), 3.38% TOBs (Southern California Edison Co.), Mandatory Tender 4/19/2006	7,500,000
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2010	774,997
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Election of 2005-Series C), 5.00% (AMBAC INS), 7/1/2010	2,110,940
		TOTAL	10,385,937
		Colorado--2.1%
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	497,190
300,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	295,407
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,474,965
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	$301,827
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	402,644
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	503,720
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	1,980,520
880,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	866,527
500,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.88%, 3/1/2007	495,080
		TOTAL	6,817,880
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/ (AMBAC INS), Mandatory Tender 10/1/2008	979,680
		Delaware--0.1%
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	466,146
		Florida--7.2%
1,000,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B), 5.10% (Original Issue Yield: 5.117%), 5/1/2014	997,530
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,400,014
2,850,000		Broward County, FL Resource Recovery, (Series A), 5.00% (Wheelabrator South Broward Inc.), 12/1/2006	2,875,023
111,667		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	109,794
410,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	412,173
750,000		Durbin Crossing Community Development District, FL, Special Assessment Bonds (Series 2005B-1), 4.88% (Original Issue Yield: 4.903%), 11/1/2010	755,385
750,000		Durbin Crossing Community Development District, FL, Special Assessment Bonds (Series 2005B-2), 4.88% (Original Issue Yield: 4.903%), 11/1/2010	751,342
225,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	225,952
725,000	[1]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	720,092
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$645,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	$649,251
95,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	95,599
750,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 4.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2006	751,807
450,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2007	458,455
6,000,000		Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009	6,164,040
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	1,151,481
80,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,466
2,300,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	2,311,661
1,925,000		Paseo Community Development District, FL, Capital Improvement Revenue Bonds (Series 2006), 5.00%, 2/1/2011	1,944,616
155,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	156,347
1,000,000		South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.13%, 11/1/2009	1,004,010
550,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	553,168
110,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	110,838
		TOTAL	23,679,044
		Georgia--1.2%
835,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2008	848,627
2,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	2,988,326
		TOTAL	3,836,953
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--1.0%
$220,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2006	$221,368
370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	375,613
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	796,879
2,000,000		Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.63% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	1,985,780
		TOTAL	3,379,640
		Iowa--0.6%
500,000		Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008	499,060
130,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	129,395
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	653,941
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	674,814
		TOTAL	1,957,210
		Kansas--2.1%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,027,060
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,404,284
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	351,869
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	254,150
		TOTAL	7,037,363
		Louisiana--2.4%
500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	502,025
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	990,600
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,435,650
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	532,122
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--continued
$800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	$791,016
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	822,314
		TOTAL	8,073,727
		Massachusetts--0.4%
520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	521,362
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	432,021
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	406,776
		TOTAL	1,360,159
		Michigan--0.7%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,394,484
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	993,290
		TOTAL	2,387,774
		Minnesota--0.1%
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	202,316
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	204,450
		TOTAL	406,766
		Mississippi--0.5%
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	765,000
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	998,140
		TOTAL	1,763,140
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--1.3%
$1,000,000		Missouri State HEFA, RANs (Series 2005A), 4.25% (Central Methodist College), 4/25/2006	$999,970
1,000,000		Missouri State HEFA, RANs (Series 2005B), 4.75% (Evangel University), 4/25/2006	999,930
2,260,000	[1]	Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	2,259,842
		TOTAL	4,259,742
		Nevada--3.1%
2,345,000		Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007	2,331,821
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	723,924
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	459,820
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,516,318
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,491,356
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon LID No. T-17), 9/1/2007	283,062
100,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.20% (Madeira Canyon LID No. T-17), 9/1/2006	99,806
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	796,926
770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	758,080
1,695,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID No. 607), 6/1/2007	1,689,678
		TOTAL	10,150,791
		New Jersey--7.4%
3,600,000		Asbury Park, NJ, 4.50% BANs, 9/7/2006	3,609,720
1,000,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	1,002,160
2,900,000		Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006	2,906,960
1,250,000		Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006	1,252,125
4,000,000		Bayonne, NJ, 4.50% BANs, 6/29/2006	4,001,360
1,000,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	1,003,230
2,300,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	2,306,785
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$2,000,000		Hoboken, NJ, 4.00% BANs, 9/15/2006	$2,001,320
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	272,929
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	691,661
1,742,000		Weehawken Township, NJ, 4.00% BANs, 4/13/2006	1,741,756
3,550,000		Weehawken Township, NJ, 4.50% BANs, 9/13/2006	3,556,354
		TOTAL	24,346,360
		New Mexico--1.7%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	3,000,000
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,977,320
500,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	492,640
		TOTAL	5,469,960
		New York--2.0%
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2010	1,045,650
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	1,050,830
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	570,633
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	1,010,730
869,922		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25%, 5/26/2006	868,861
200,000		Schenectady, NY, TANs (Series 2005), 4.70%, 12/29/2006	199,732
1,750,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,734,303
		TOTAL	6,480,739
		North Carolina--0.3%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	987,470
		Ohio--5.3%
5,000,000		Hicksville, OH Village School District, 4.50% BANs, 7/18/2006	5,006,500
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,276,149
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$5,215,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	$5,150,230
1,400,000		Ohio State Air Quality Development Authority, PCRBs, 4.25% TOBs (Pennsylvania Power Co.), Optional Tender 7/1/2006	1,398,894
3,750,000		Ohio Water Development Authority, Refunding PCRBs (Series 1999-A), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2006	3,747,675
		TOTAL	17,579,448
		Oregon--0.3%
1,000,000	[1]	Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.63% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	999,640
		Pennsylvania--2.0%
300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	300,000
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	332,148
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	1,476,645
800,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.88% (Mercyhurst College), 3/15/2007	791,064
200,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.88% (Mercyhurst College), 3/15/2007	197,766
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	756,117
500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 4.30% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2007	499,935
650,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	656,240
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	758,963
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	759,143
		TOTAL	6,528,021
		Rhode Island--0.4%
1,300,000		Cranston, RI, 4.80% BANs, 5/4/2006	1,300,988
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--0.9%
$2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	$2,004,760
820,000		South Carolina, EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	821,796
		TOTAL	2,826,556
		Tennessee--0.6%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	2,001,000
		Texas--3.6%
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy Company LLC), Mandatory Tender 6/19/2006	1,448,887
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	1,022,927
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,043,593
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	1,001,570
1,350,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	1,381,928
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.13% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(United States Treasury PRF 11/1/2006 @ 100), 5/1/2031	1,003,460
4,500,000		Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Company LLC), Mandatory Tender 11/1/2006	4,518,630
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	601,080
		TOTAL	12,022,075
		Utah--1.0%
3,300,000		Box Elder County, UT, PCRB (Series 1984), 3.30% TOBs (Nucor Corp.), Optional Tender 10/1/2006	3,290,595
		Virginia--1.2%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.88% (Waste Management, Inc.), 2/1/2009	2,037,040
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,002,650
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	982,690
		TOTAL	4,022,380
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--0.7%
$2,150,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008	$2,210,630
		Wyoming--1.3%
4,200,000		Albany County, WY, PCRB (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	4,198,110
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $192,014,417)	191,128,650
		SHORT-TERM MUNICIPALS--38.0% [2]
		Alabama--5.5%
2,100,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.18%, 4/3/2006	2,100,000
1,645,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A. LOC), 3.33%, 4/7/2006	1,645,000
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC), 3.99%, 4/6/2006	3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC), 3.17%, 4/6/2006	8,000,000
1,000,000		Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.44%, 4/6/2006	1,000,000
1,910,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 3.33%, 4/7/2006	1,910,000
		TOTAL	18,155,000
		California--2.8%
5,400,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 3.40%, 4/6/2006	5,400,000
3,825,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC), 3.60%, 4/6/2006	3,825,000
		TOTAL	9,225,000
		Florida--7.3%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.28%, 4/5/2006	4,500,000
19,550,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), (Radian Asset Assurance INS), 3.30%, 5/11/2006	19,550,000
		TOTAL	24,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		Georgia--1.5%
$1,085,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.60%, 4/6/2006	$1,085,000
4,005,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.22%, 4/5/2006	4,005,000
		TOTAL	5,090,000
		Illinois--1.2%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC), 3.21%, 4/5/2006	4,000,000
		Indiana--4.0%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 3.53%, 4/5/2006	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 3.530%, 4/5/2006	8,000,000
		TOTAL	13,000,000
		Maryland--2.5%
3,015,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC), 3.17%, 4/6/2006	3,015,000
5,100,000		Washington County, MD Economic Development Revenue Board, (Series 1986A) Weekly VRDNs (Radioshack Corp.), 3.74%, 4/6/2006	5,100,000
		TOTAL	8,115,000
		Michigan--0.5%
1,800,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.17%, 4/6/2006	1,800,000
		Minnesota--1.0%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 3.45%, 4/5/2006	3,250,000
		Missouri--0.4%
1,155,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 3.47%, 4/6/2006	1,155,000
		Multi State--0.3%
923,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.37%, 4/6/2006	923,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		New York--2.0%
$6,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 3.16%, 4/3/2006	$6,500,000
		Ohio--3.9%
1,410,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.16%, 4/6/2006	1,410,000
3,245,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank, Ohio LOC), 3.27%, 4/5/2006	3,245,000
6,685,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.17%, 4/6/2006	6,685,000
1,660,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC), 3.32%, 4/5/2006	1,660,000
		TOTAL	13,000,000
		Oklahoma--0.3%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.34%, 4/5/2006	1,000,000
		Oregon--0.9%
3,000,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), (Radian Asset Assurance INS), 3.30%, 04/18/2006	3,000,000
		Pennsylvania--1.7%
5,550,000		Allegheny County, PA HDA, (UPMC Health System), SAVRs, (Series 2004-B1), 3.35%, 04/18/2006	5,550,000
		South Carolina--1.0%
3,300,000		South Carolina, EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC), 4.39%, 4/6/2006	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		Tennessee--1.2%
$1,890,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS), 3.19%, 4/3/2006	$1,890,000
1,975,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.19%, 4/3/2006	1,975,000
		TOTAL	3,865,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $124,978,000)	124,978,000
		TOTAL MUNICIPAL INVESTMENTS--96.0% (IDENTIFIED COST $316,992,417) [3]	316,106,650
		OTHER ASSETS AND LIABILITIES - NET--4.0%	13,193,722
		TOTAL NET ASSETS--100%	$329,300,372

Securities that are subject to the federal alternative minimum tax (AMT) represent 22.6% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $7,862,254 which represents 2.4% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $316,991,940.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $316,992,417)		$316,106,650
Cash		70,362
Income receivable		3,317,193
Receivable for investments sold		14,579,281
Receivable for shares sold		622,261
TOTAL ASSETS		334,695,747
Liabilities:
Payable for investments purchased	$3,612,909
Payable for shares redeemed	1,268,289
Income distribution payable	401,536
Payable for Directors'/Trustees' fees	514
Payable for distribution services fee (Note 5)	23,865
Payable for shareholder services fee (Note 5)	29,617
Accrued expenses	58,645
TOTAL LIABILITIES		5,395,375
Net assets for 32,837,099 shares outstanding		329,300,372
Net Assets Consist of:
Paid-in capital		332,868,221
Net unrealized depreciation of investments		(885,767)
Accumulated net realized loss on investments		(2,682,521)
Undistributed net investment income		439
TOTAL NET ASSETS		$329,300,372
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$194,122,073 ÷ 19,357,389 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share		$10.03
Redemption proceeds per share		$10.03
Class A Shares:
$135,178,299 ÷ 13,479,710 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share (100/98.00 of $10.03) [1]		$10.23
Redemption proceeds per share		$10.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2006 (unaudited)

Investment Income:
Interest			$6,963,351
Expenses:
Investment adviser fee (Note 5)		$1,231,060
Administrative personnel and services fee (Note 5)		163,412
Custodian fees		11,222
Transfer and dividend disbursing agent fees and expenses		35,893
Directors'/Trustees' fees		4,267
Auditing fees		9,912
Legal fees		4,804
Portfolio accounting fees		63,634
Distribution services fee--Class A Shares (Note 5)		215,981
Shareholder services fee--Class A Shares (Note 5)		215,290
Share registration costs		22,565
Printing and postage		20,425
Insurance premiums		4,540
Taxes		37,569
Miscellaneous		3,973
TOTAL EXPENSES		2,044,547
Waivers (Note 5):
Waiver of investment adviser fee	$(878,130)
Waiver of administrative personnel and services fee	(7,068)
Waiver of distribution services fee--Class A Shares	(42,505)
TOTAL WAIVERS		(927,703)
Net expenses			1,116,844
Net investment income			5,846,507
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(510,769)
Net change in unrealized depreciation of investments			(305,989)
Net realized and unrealized loss on investments			(816,758)
Change in net assets resulting from operations			$5,029,749

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2006	Year Ended 9/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,846,507	$13,970,900
Net realized loss on investments	(510,769)	(795,003)
Net change in unrealized appreciation/depreciation on investments	(305,989)	(2,255,982)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,029,749	10,919,915
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,610,722)	(8,532,279)
Class A Shares	(2,235,467)	(5,438,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,846,189)	(13,970,400)
Share Transactions:
Proceeds from sale of shares	60,161,634	366,179,233
Net asset value of shares issued to shareholders in payment of distributions declared	3,081,696	7,214,981
Cost of shares redeemed	(246,267,283)	(667,082,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(183,023,953)	(293,688,464)
Change in net assets	(183,840,393)	(296,738,949)
Net Assets:
Beginning of period	513,140,765	809,879,714
End of period (including undistributed net investment income of $439 and $121, respectively)	$329,300,372	$513,140,765

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	2/27/2004	$ 725,000
Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.63% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	4/28/2005	$1,000,000
Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	4/28/2005	$2,280,905
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	3,287,243	$33,002,084	16,936,816	$170,643,029
Shares issued to shareholders in payment of distributions declared	115,275	1,157,185	281,545	2,832,025
Shares redeemed	(12,156,949)	(122,051,191)	(35,514,962)	(357,652,587)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,754,431)	$(87,891,922)	(18,296,601)	$(184,177,533)

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	2,705,041	$27,159,550	19,428,413	$195,536,204
Shares issued to shareholders in payment of distributions declared	191,713	1,924,511	435,793	4,382,956
Shares redeemed	(12,371,228)	(124,216,092)	(30,740,110)	(309,430,091)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(9,474,474)	$(95,132,031)	(10,875,904)	$(109,510,931)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,228,905)	$(183,023,953)	(29,172,505)	$(293,688,464)

1 Shares purchased/redeemed prior to September 26, 2005 have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

At March 31, 2006, the cost of investments for federal tax purposes was $316,991,940. The net unrealized depreciation of investments for federal tax purposes was $885,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,951 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,008,241.

At September 30, 2005, the Fund had a capital loss carryforward of $1,298,486 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$ 353,600
2012	$ 59,924
2013	$884,421

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the Adviser voluntarily waived $878,130 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, FSC voluntarily waived $42,505 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2006, FSC retained $93,360 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2006, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended March 31, 2006, FSSC retained $5,048 of fees paid by the Fund. For the six months ended March 31, 2006, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended March 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $198,245,000 and $277,505,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2006, were as follows:

Purchases	$58,742,318
Sales	$163,899,430

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

28391 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,					Period Ended
	3/31/2006		2005 [2]	2004	2003	2002		9/30/2001	[3]
Net Asset Value, Beginning of Period	$10.05		$10.10	$10.15	$10.10	$10.05		$10.00
Income From Investment Operations:
Net investment income	0.15		0.24	0.17	0.19	0.25	[4]	0.41
Net realized and unrealized gain (loss) on investments	(0.02)		(0.05)	(0.05)	0.05	0.05	[4]	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.19	0.12	0.24	0.30		0.46
Less Distributions:
Distributions from net investment income	(0.15)		(0.24)	(0.17)	(0.19)	(0.25)		(0.41)
Net Asset Value, End of Period	$10.03		$10.05	$10.10	$10.15	$10.10		$10.05
Total Return [5]	1.34%		1.88%	1.20%	2.43%	2.99%		4.65%

Ratios to Average Net Assets:
Net expenses	0.35	% [6]	0.35%	0.35%	0.35%	0.35%		0.10	% [6]
Net investment income	3.05	% [6]	2.31%	1.69%	1.87%	2.39	% [4]	3.70	% [6]
Expense waiver/reimbursement [7]	0.43	% [6]	0.39%	0.39%	0.38%	0.41%		1.08	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$194,122		$282,472	$468,411	$495,239	$323,260		$83,180
Portfolio turnover	23%		55%	69%	49%	32%		13%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 26, 2005.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

4 Effective October 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,013.40	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.19	$1.77

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At March 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Bank Enhanced	19.8%
General Obligation--Local	11.6%
Hospital	10.1%
Insured	9.9%
Resource Recovery	9.4%
Special Tax	8.8%
IDB/PCR	8.6%
Electric and Gas	6.4%
Public Power	3.9%
Senior Care	3.3%
Other [2]	4.2%
Other Assets and Liabilities--Net [3]	4.0%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--58.0%
		Alabama--1.0%
$1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	$1,091,727
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	511,070
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	652,412
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,008,120
		TOTAL	3,263,329
		Arizona--1.2%
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	990,550
3,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,959,680
		TOTAL	3,950,230
		Arkansas--0.8%
1,725,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2006	1,722,826
980,000		Little Rock, AR Health Facilities Board, Health Care Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	986,341
		TOTAL	2,709,167
		California--3.2%
7,500,000		California PCFA, (Series 1986B), 3.38% TOBs (Southern California Edison Co.), Mandatory Tender 4/19/2006	7,500,000
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2010	774,997
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Election of 2005-Series C), 5.00% (AMBAC INS), 7/1/2010	2,110,940
		TOTAL	10,385,937
		Colorado--2.1%
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	497,190
300,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	295,407
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,474,965
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	$301,827
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	402,644
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	503,720
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	1,980,520
880,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	866,527
500,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.88%, 3/1/2007	495,080
		TOTAL	6,817,880
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/ (AMBAC INS), Mandatory Tender 10/1/2008	979,680
		Delaware--0.1%
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	466,146
		Florida--7.2%
1,000,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B), 5.10% (Original Issue Yield: 5.117%), 5/1/2014	997,530
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,400,014
2,850,000		Broward County, FL Resource Recovery, (Series A), 5.00% (Wheelabrator South Broward Inc.), 12/1/2006	2,875,023
111,667		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	109,794
410,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	412,173
750,000		Durbin Crossing Community Development District, FL, Special Assessment Bonds (Series 2005B-1), 4.88% (Original Issue Yield: 4.903%), 11/1/2010	755,385
750,000		Durbin Crossing Community Development District, FL, Special Assessment Bonds (Series 2005B-2), 4.88% (Original Issue Yield: 4.903%), 11/1/2010	751,342
225,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	225,952
725,000	[1]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	720,092
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$645,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	$649,251
95,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	95,599
750,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 4.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2006	751,807
450,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2007	458,455
6,000,000		Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009	6,164,040
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	1,151,481
80,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,466
2,300,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	2,311,661
1,925,000		Paseo Community Development District, FL, Capital Improvement Revenue Bonds (Series 2006), 5.00%, 2/1/2011	1,944,616
155,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	156,347
1,000,000		South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.13%, 11/1/2009	1,004,010
550,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	553,168
110,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	110,838
		TOTAL	23,679,044
		Georgia--1.2%
835,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2008	848,627
2,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	2,988,326
		TOTAL	3,836,953
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--1.0%
$220,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2006	$221,368
370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	375,613
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	796,879
2,000,000		Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.63% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	1,985,780
		TOTAL	3,379,640
		Iowa--0.6%
500,000		Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008	499,060
130,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	129,395
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	653,941
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	674,814
		TOTAL	1,957,210
		Kansas--2.1%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,027,060
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,404,284
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	351,869
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	254,150
		TOTAL	7,037,363
		Louisiana--2.4%
500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	502,025
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	990,600
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,435,650
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	532,122
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--continued
$800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	$791,016
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	822,314
		TOTAL	8,073,727
		Massachusetts--0.4%
520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	521,362
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	432,021
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	406,776
		TOTAL	1,360,159
		Michigan--0.7%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,394,484
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	993,290
		TOTAL	2,387,774
		Minnesota--0.1%
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	202,316
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	204,450
		TOTAL	406,766
		Mississippi--0.5%
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	765,000
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	998,140
		TOTAL	1,763,140
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--1.3%
$1,000,000		Missouri State HEFA, RANs (Series 2005A), 4.25% (Central Methodist College), 4/25/2006	$999,970
1,000,000		Missouri State HEFA, RANs (Series 2005B), 4.75% (Evangel University), 4/25/2006	999,930
2,260,000	[1]	Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	2,259,842
		TOTAL	4,259,742
		Nevada--3.1%
2,345,000		Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007	2,331,821
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	723,924
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	459,820
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,516,318
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,491,356
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon LID No. T-17), 9/1/2007	283,062
100,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.20% (Madeira Canyon LID No. T-17), 9/1/2006	99,806
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	796,926
770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	758,080
1,695,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID No. 607), 6/1/2007	1,689,678
		TOTAL	10,150,791
		New Jersey--7.4%
3,600,000		Asbury Park, NJ, 4.50% BANs, 9/7/2006	3,609,720
1,000,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	1,002,160
2,900,000		Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006	2,906,960
1,250,000		Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006	1,252,125
4,000,000		Bayonne, NJ, 4.50% BANs, 6/29/2006	4,001,360
1,000,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	1,003,230
2,300,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	2,306,785
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$2,000,000		Hoboken, NJ, 4.00% BANs, 9/15/2006	$2,001,320
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	272,929
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	691,661
1,742,000		Weehawken Township, NJ, 4.00% BANs, 4/13/2006	1,741,756
3,550,000		Weehawken Township, NJ, 4.50% BANs, 9/13/2006	3,556,354
		TOTAL	24,346,360
		New Mexico--1.7%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	3,000,000
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,977,320
500,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	492,640
		TOTAL	5,469,960
		New York--2.0%
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2010	1,045,650
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	1,050,830
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	570,633
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	1,010,730
869,922		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25%, 5/26/2006	868,861
200,000		Schenectady, NY, TANs (Series 2005), 4.70%, 12/29/2006	199,732
1,750,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,734,303
		TOTAL	6,480,739
		North Carolina--0.3%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	987,470
		Ohio--5.3%
5,000,000		Hicksville, OH Village School District, 4.50% BANs, 7/18/2006	5,006,500
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,276,149
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$5,215,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	$5,150,230
1,400,000		Ohio State Air Quality Development Authority, PCRBs, 4.25% TOBs (Pennsylvania Power Co.), Optional Tender 7/1/2006	1,398,894
3,750,000		Ohio Water Development Authority, Refunding PCRBs (Series 1999-A), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2006	3,747,675
		TOTAL	17,579,448
		Oregon--0.3%
1,000,000	[1]	Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.63% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	999,640
		Pennsylvania--2.0%
300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	300,000
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	332,148
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	1,476,645
800,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.88% (Mercyhurst College), 3/15/2007	791,064
200,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.88% (Mercyhurst College), 3/15/2007	197,766
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	756,117
500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 4.30% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2007	499,935
650,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	656,240
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	758,963
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	759,143
		TOTAL	6,528,021
		Rhode Island--0.4%
1,300,000		Cranston, RI, 4.80% BANs, 5/4/2006	1,300,988
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--0.9%
$2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	$2,004,760
820,000		South Carolina, EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	821,796
		TOTAL	2,826,556
		Tennessee--0.6%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	2,001,000
		Texas--3.6%
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy Company LLC), Mandatory Tender 6/19/2006	1,448,887
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	1,022,927
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,043,593
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	1,001,570
1,350,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	1,381,928
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.13% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(United States Treasury PRF 11/1/2006 @ 100), 5/1/2031	1,003,460
4,500,000		Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Company LLC), Mandatory Tender 11/1/2006	4,518,630
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	601,080
		TOTAL	12,022,075
		Utah--1.0%
3,300,000		Box Elder County, UT, PCRB (Series 1984), 3.30% TOBs (Nucor Corp.), Optional Tender 10/1/2006	3,290,595
		Virginia--1.2%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.88% (Waste Management, Inc.), 2/1/2009	2,037,040
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,002,650
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	982,690
		TOTAL	4,022,380
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--0.7%
$2,150,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008	$2,210,630
		Wyoming--1.3%
4,200,000		Albany County, WY, PCRB (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	4,198,110
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $192,014,417)	191,128,650
		SHORT-TERM MUNICIPALS--38.0% [2]
		Alabama--5.5%
2,100,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.18%, 4/3/2006	2,100,000
1,645,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A. LOC), 3.33%, 4/7/2006	1,645,000
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC), 3.99%, 4/6/2006	3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC), 3.17%, 4/6/2006	8,000,000
1,000,000		Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.44%, 4/6/2006	1,000,000
1,910,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 3.33%, 4/7/2006	1,910,000
		TOTAL	18,155,000
		California--2.8%
5,400,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 3.40%, 4/6/2006	5,400,000
3,825,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC), 3.60%, 4/6/2006	3,825,000
		TOTAL	9,225,000
		Florida--7.3%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.28%, 4/5/2006	4,500,000
19,550,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), (Radian Asset Assurance INS), 3.30%, 5/11/2006	19,550,000
		TOTAL	24,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		Georgia--1.5%
$1,085,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.60%, 4/6/2006	$1,085,000
4,005,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.22%, 4/5/2006	4,005,000
		TOTAL	5,090,000
		Illinois--1.2%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC), 3.21%, 4/5/2006	4,000,000
		Indiana--4.0%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 3.53%, 4/5/2006	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 3.530%, 4/5/2006	8,000,000
		TOTAL	13,000,000
		Maryland--2.5%
3,015,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC), 3.17%, 4/6/2006	3,015,000
5,100,000		Washington County, MD Economic Development Revenue Board, (Series 1986A) Weekly VRDNs (Radioshack Corp.), 3.74%, 4/6/2006	5,100,000
		TOTAL	8,115,000
		Michigan--0.5%
1,800,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.17%, 4/6/2006	1,800,000
		Minnesota--1.0%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 3.45%, 4/5/2006	3,250,000
		Missouri--0.4%
1,155,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 3.47%, 4/6/2006	1,155,000
		Multi State--0.3%
923,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.37%, 4/6/2006	923,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		New York--2.0%
$6,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 3.16%, 4/3/2006	$6,500,000
		Ohio--3.9%
1,410,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.16%, 4/6/2006	1,410,000
3,245,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank, Ohio LOC), 3.27%, 4/5/2006	3,245,000
6,685,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.17%, 4/6/2006	6,685,000
1,660,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC), 3.32%, 4/5/2006	1,660,000
		TOTAL	13,000,000
		Oklahoma--0.3%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.34%, 4/5/2006	1,000,000
		Oregon--0.9%
3,000,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), (Radian Asset Assurance INS), 3.30%, 04/18/2006	3,000,000
		Pennsylvania--1.7%
5,550,000		Allegheny County, PA HDA, (UPMC Health System), SAVRs, (Series 2004-B1), 3.35%, 04/18/2006	5,550,000
		South Carolina--1.0%
3,300,000		South Carolina, EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC), 4.39%, 4/6/2006	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		Tennessee--1.2%
$1,890,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS), 3.19%, 4/3/2006	$1,890,000
1,975,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.19%, 4/3/2006	1,975,000
		TOTAL	3,865,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $124,978,000)	124,978,000
		TOTAL MUNICIPAL INVESTMENTS--96.0% (IDENTIFIED COST $316,992,417) [3]	316,106,650
		OTHER ASSETS AND LIABILITIES - NET--4.0%	13,193,722
		TOTAL NET ASSETS--100%	$329,300,372

Securities that are subject to the federal alternative minimum tax (AMT) represent 22.6% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $7,862,254 which represents 2.4% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $316,991,940.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $316,992,417)		$316,106,650
Cash		70,362
Income receivable		3,317,193
Receivable for investments sold		14,579,281
Receivable for shares sold		622,261
TOTAL ASSETS		334,695,747
Liabilities:
Payable for investments purchased	$3,612,909
Payable for shares redeemed	1,268,289
Income distribution payable	401,536
Payable for Directors'/Trustees' fees	514
Payable for distribution services fee (Note 5)	23,865
Payable for shareholder services fee (Note 5)	29,617
Accrued expenses	58,645
TOTAL LIABILITIES		5,395,375
Net assets for 32,837,099 shares outstanding		329,300,372
Net Assets Consist of:
Paid-in capital		332,868,221
Net unrealized depreciation of investments		(885,767)
Accumulated net realized loss on investments		(2,682,521)
Undistributed net investment income		439
TOTAL NET ASSETS		$329,300,372
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$194,122,073 ÷ 19,357,389 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share		$10.03
Redemption proceeds per share		$10.03
Class A Shares:
$135,178,299 ÷ 13,479,710 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share (100/98.00 of $10.03) [1]		$10.23
Redemption proceeds per share		$10.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2006 (unaudited)

Investment Income:
Interest			$6,963,351
Expenses:
Investment adviser fee (Note 5)		$1,231,060
Administrative personnel and services fee (Note 5)		163,412
Custodian fees		11,222
Transfer and dividend disbursing agent fees and expenses		35,893
Directors'/Trustees' fees		4,267
Auditing fees		9,912
Legal fees		4,804
Portfolio accounting fees		63,634
Distribution services fee--Class A Shares (Note 5)		215,981
Shareholder services fee--Class A Shares (Note 5)		215,290
Share registration costs		22,565
Printing and postage		20,425
Insurance premiums		4,540
Taxes		37,569
Miscellaneous		3,973
TOTAL EXPENSES		2,044,547
Waivers (Note 5):
Waiver of investment adviser fee	$(878,130)
Waiver of administrative personnel and services fee	(7,068)
Waiver of distribution services fee--Class A Shares	(42,505)
TOTAL WAIVERS		(927,703)
Net expenses			1,116,844
Net investment income			5,846,507
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(510,769)
Net change in unrealized depreciation of investments			(305,989)
Net realized and unrealized loss on investments			(816,758)
Change in net assets resulting from operations			$5,029,749

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2006	Year Ended 9/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,846,507	$13,970,900
Net realized loss on investments	(510,769)	(795,003)
Net change in unrealized appreciation/depreciation on investments	(305,989)	(2,255,982)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,029,749	10,919,915
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,610,722)	(8,532,279)
Class A Shares	(2,235,467)	(5,438,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,846,189)	(13,970,400)
Share Transactions:
Proceeds from sale of shares	60,161,634	366,179,233
Net asset value of shares issued to shareholders in payment of distributions declared	3,081,696	7,214,981
Cost of shares redeemed	(246,267,283)	(667,082,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(183,023,953)	(293,688,464)
Change in net assets	(183,840,393)	(296,738,949)
Net Assets:
Beginning of period	513,140,765	809,879,714
End of period (including undistributed net investment income of $439 and $121, respectively)	$329,300,372	$513,140,765

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	2/27/2004	$ 725,000
Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.63% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	4/28/2005	$1,000,000
Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	4/28/2005	$2,280,905
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	3,287,243	$33,002,084	16,936,816	$170,643,029
Shares issued to shareholders in payment of distributions declared	115,275	1,157,185	281,545	2,832,025
Shares redeemed	(12,156,949)	(122,051,191)	(35,514,962)	(357,652,587)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,754,431)	$(87,891,922)	(18,296,601)	$(184,177,533)

	Six Months Ended 3/31/2006		Year Ended 9/30/2005
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	2,705,041	$27,159,550	19,428,413	$195,536,204
Shares issued to shareholders in payment of distributions declared	191,713	1,924,511	435,793	4,382,956
Shares redeemed	(12,371,228)	(124,216,092)	(30,740,110)	(309,430,091)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(9,474,474)	$(95,132,031)	(10,875,904)	$(109,510,931)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,228,905)	$(183,023,953)	(29,172,505)	$(293,688,464)

1 Shares purchased/redeemed prior to September 26, 2005 have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

At March 31, 2006, the cost of investments for federal tax purposes was $316,991,940. The net unrealized depreciation of investments for federal tax purposes was $885,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,951 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,008,241.

At September 30, 2005, the Fund had a capital loss carryforward of $1,298,486 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$ 353,600
2012	$ 59,924
2013	$884,421

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the Adviser voluntarily waived $878,130 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2006, FSC voluntarily waived $42,505 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2006, FSC retained $93,360 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2006, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended March 31, 2006, FSSC retained $5,048 of fees paid by the Fund. For the six months ended March 31, 2006, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended March 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $198,245,000 and $277,505,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2006, were as follows:

Purchases	$58,742,318
Sales	$163,899,430

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

26299 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        May 22, 2006

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        May 22, 2006